Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill (Details) [Line Items]
Impairment loss expense	$ 6,018
Impairment loss on goodwill	838
Impairment loss on ROU asset	356
Impairment of intangible assets	135
Unrecognized impairment loss	5,723
Goodwill [member]
Goodwill (Details) [Line Items]
Impairment loss on goodwill	838
Remaining carrying amount	0
Property, plant and equipment [member]
Goodwill (Details) [Line Items]
Remaining carrying amount	1,596
Impairment of property plant and equipment	4,689
Other intangible assets [member]
Goodwill (Details) [Line Items]
Remaining carrying amount	0
Impairment of intangible assets	135
Rymco S.A. [Member]
Goodwill (Details) [Line Items]
Impairment loss expense	6,018
Right-of-use assets [member]
Goodwill (Details) [Line Items]
Remaining carrying amount	$ 2,744